Accumulated Other Comprehensive Income (Loss) - Schedule of Reclassification Out of Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	$ 5,625	$ 7,211
Cost of goods sold	4,716	5,877
Other, net	100	112
Interest expense	284	311
Income taxes	77	143
Net Income	23	101
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Income	83	(5)
Reclassification out of Accumulated Other Comprehensive Income | Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	4	(4)
Cost of goods sold	51	(13)
Other, net	26
Interest expense	3	(7)
Income taxes	(23)	8
Net Income	61	(16)
Reclassification out of Accumulated Other Comprehensive Income | Change in Retirement Plans' Funded Status [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial losses	28	17
Amortization of prior service cost	(3)	(3)
Income taxes	(3)	(3)
Net Income	$ 22	$ 11